Supplementary Financial Statement Information (Details) - Schedule of other receivables and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Other Receivables and Prepaid Expenses [Abstract]
Value Added Tax authorities	$ 6	$ 26
Advances to suppliers	152	329
Other	3	34
Total	$ 161	$ 389